Intangibles, Net of Accumulated Amortization (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Intangibles, Net of Accumulated Amortization [Abstract]
Patents in process	$ 142,116	$ 142,116	$ 124,016
Patents issued	58,037	58,037	58,037
Intangible assets, gross	200,153	200,153	182,053
Less accumulated amortization	(28,052)	(27,428)	(24,932)
Total	$ 172,101	$ 172,725	$ 157,121